UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital International Limited
Address:     Clarendon House, 2 Church Street, Hamilton, HM11 Bermuda

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Cherylle Swan-Simons

Title:        Investment Associate

Phone:        441-236-3939

Signature, Place, and Date of Signing:

      /s/ Cherylle Swan-Simons     Hamilton, Bermuda     February 12, 2008
      ------------------------     -----------------     -----------------
      [Signature]                  [City, State]         [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       $9,082
                                              (thousands)

List of Other Included Managers: None

                       Cheyne Capital International Limited

                           Form 13F Information Table


              Name             Title of Class    CUSIP     Value    SHRS or   SH/  Put/ Investment   Other      Voting Authority
                                                          x$1000  PRN amount  PRN  Call Discretion  Managers   Sole  Shared  None
----------------------------   --------------    -----    ------  ----------  ---  ---- ----------  --------   ----  ------  ----

AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105   4604      75000     SH          SOLE                75000
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD  059602201    517      20000     SH          SOLE                20000
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD    204412100    909      32500     SH          SOLE                32500
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206    868      36500     SH          SOLE                36500
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101   2184      22694     SH          SOLE                              22694
